SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS - Disclosure of cash and cash equivalents (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Cash Flow Statement Explanatory [Abstract]
Cash	$ 68,994	$ 86,175
Short-term deposits	187	196
Total	$ 69,181	$ 86,371